Annual Fund Operating Expenses	Dec. 31, 2024
Transamerica BlackRock iShares Tactical - Balanced VP
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Transamerica BlackRock iShares Tactical - Balanced VP | Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.67%
Fee Waiver or Reimbursement	0.08%	[3],[4]
Net Expenses (as a percentage of Assets)	0.59%
Transamerica BlackRock iShares Tactical - Balanced VP | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.08%	[2]
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.08%	[3],[4]
Net Expenses (as a percentage of Assets)	0.84%
Transamerica BlackRock iShares Tactical - Conservative VP
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Transamerica BlackRock iShares Tactical - Conservative VP | Initial
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.07%	[6]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	0.09%	[7],[8]
Net Expenses (as a percentage of Assets)	0.60%
Transamerica BlackRock iShares Tactical - Conservative VP | Service
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[5]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Acquired Fund Fees and Expenses	0.07%	[6]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	0.09%	[7],[8]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.
[2]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[3]	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.03% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
[4]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are estimated for the current fiscal year and are not subject to recapture by TAM.
[5]	Management fees have been restated to reflect a reduction in management fees effective May 1, 2024.
[6]	Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.
[7]	TAM has contractually agreed, through May 1, 2026, to waive an additional 0.04% of the portfolio’s management fee. This amount waived by TAM is not subject to recapture.
[8]	The portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), has contractually agreed, through May 1, 2026, to waive from its management fees an amount equal to the sub‑advisory fee waiver by BlackRock Investment Management, LLC (“BlackRock”), the portfolio’s sub‑adviser. BlackRock has voluntarily agreed to waive its sub‑advisory fees for so long as BlackRock is the sub‑adviser to the portfolio and the portfolio invests all or substantially all of its assets in underlying exchange-traded funds sponsored or advised by BlackRock or its affiliates. Amounts shown as waived by TAM under this contractual arrangement are estimated for the current fiscal year and are not subject to recapture by TAM.